Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 44,389	$ 39,593
Additions	7,503	4,796
Impairment	(898)
Additions through a business combination	38,328
Effects of movement in exchange rate	(8)
Ending balance	89,314	44,389
Accumulated Depreciation [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	25,477	18,336
Amortization	11,533	7,141
Ending balance	37,010	25,477
Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		18,912
Ending balance	52,304
Internally Generated Completed [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	39,504	34,849
Additions	1,200
Transfers	3,936	4,655
Ending balance	44,640	39,504
Internally Generated Completed [Member] | Accumulated Depreciation [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	22,231	15,138
Amortization	7,279	7,093
Ending balance	29,510	22,231
Internally Generated Completed [Member] | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		17,273
Ending balance	15,130
Internally Generated In Process [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,529	1,388
Additions	6,303	4,796
Impairment	(898)
Transfers	(3,936)	(4,655)
Ending balance	2,998	1,529
Internally Generated In Process [Member] | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		1,529
Ending balance	2,998
Software licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,356	3,356
Additions through a business combination	628
Effects of movement in exchange rate	(8)
Ending balance	3,976	3,356
Software licenses | Accumulated Depreciation [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,246	3,198
Amortization	218	48
Ending balance	3,464	3,246
Software licenses | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance		110
Ending balance	512
Acquired technology assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance
Additions through a business combination	21,000
Ending balance	21,000
Acquired technology assets | Accumulated Depreciation [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance
Amortization	1,722
Ending balance	1,722
Acquired technology assets | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Ending balance	19,278
Customer relationships
Disclosure Of Intangible Assets [Line Items]
Beginning balance
Additions through a business combination	8,900
Ending balance	8,900
Customer relationships | Accumulated Depreciation [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance
Amortization	1,427
Ending balance	1,427
Customer relationships | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Ending balance	7,473
Brand
Disclosure Of Intangible Assets [Line Items]
Beginning balance
Additions through a business combination	1,000
Ending balance	1,000
Brand | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Ending balance	1,000
Regulatory licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance
Additions through a business combination	6,800
Ending balance	6,800
Regulatory licenses | Accumulated Depreciation [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance
Amortization	887
Ending balance	887
Regulatory licenses | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Ending balance	$ 5,913